SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation and use of estimates

Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group's financial statements include, but are not limited to, revenue recognition, fair value of purchased call option, deferred tax assets valuation allowance, allowance for doubtful accounts, impairment of goodwill and long-term assets, and share-based compensation expenses. Actual results could materially differ from those estimates.

The effect of discontinued operations has been reflected in certain accounts and balances in the consolidated financial statements for the year ended September 30, 2010 as described in Note 4.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIE and VIE's subsidiaries. All transactions and balances among the Company, its subsidiaries, its VIE and VIE's subsidiaries have been eliminated upon consolidation.

Foreign currency translation and transactions

Foreign currency translation and transactions

The Company, CDEL Hong Kong and PENCIL's functional currencies are United States dollars ("US$"). The Company's PRC subsidiaries, VIE and VIE's subsidiaries determine their functional currencies to be the Chinese Renminbi ("RMB"). The Company uses the US$ as its reporting currency and uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position of its PRC subsidiaries and its variable interest entities, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of consolidated statements of changes in equity.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the balance sheet date exchange rate. Exchange gains and losses are included in the consolidated statements of comprehensive income (loss).

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have an original maturity of three months or less when purchased.

Term deposits	Term deposits Term deposits consist of deposits placed with financial institutions with an original maturity of greater than three months and less than one year.
Restricted cash

Restricted cash

Restricted cash as of September 30, 2011 and 2012 were US$2,676 and US$6, mainly representing the cash deposit in a designated account as required by court for the arbitration process in relation to Zhengbao Yucai (see note 3). The restriction was subsequently removed in November 2011 upon the settlement of the arbitration.

Inventories	Inventories Inventories, consisting of papers and professional examination reference books, are stated at the lower of cost or market value. Cost is determined using the first in, first out method.
Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Allowance for doubtful accounts

Allowance for doubtful accounts

An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable based on an assessment of specific evidence indicating doubtful collection, historical experience, account balance aging and prevailing economic conditions. Accounts receivable balances are written off after all collection efforts have been exhausted.

Property, plant and equipment, net

Property, plant and equipment, net

Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life	Estimated residual value
Buildings	35 years	5-10%
Electronic and office equipment	5 years	5-10%
Motor vehicles	5 years	5-10%
Leasehold improvement and building improvement	Shorter of lease term or 5 years	-

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of operations.

Goodwill

Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. Goodwill is tested following a two-step process. The first step compares the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step will be performed to compare the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Other intangible assets, net

Other intangible assets, net

Other intangible assets are amortized using the straight-line basis over the estimated useful lives as follows:

Category	Estimated useful life
Computer software	3~5 years
Domain names and trademarks	10~11 years
Courseware	1~5 years
Website	5 years
Business contracts	3~5 years
Copyrights	5 years
Platform	3.5 years
Non-compete agreement	15 years

Impairment of long-lived assets

Impairment of long-lived assets

The Group evaluates its long-lived assets or asset group including intangibles with definite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value, generally based upon discounted cash flows.

If the intent is to hold the asset for sale and certain other criteria are met (i.e., the asset can be disposed of currently, appropriate levels of authority have approved sale, and there is an actively pursuing buyer), the impairment test is a comparison of the asset's carrying value to its fair value less costs to sell. To the extent that the carrying value is greater than the asset's fair value less costs to sell, an impairment loss is recognized for the difference. Assets held for sale are separately presented on the balance sheet and are no longer depreciated.

Revenue recognition

Revenue recognition

Revenues are recognized when the following four criteria are met: (i) persuasive evidence of an arrangement exists, (ii) the service has been rendered, (iii) the fees are fixed or determinable, and (iv) collectability is reasonably assured.

Online education services

The online education service provided by the Group to its customers is an integrated service, including audio-video course content, mock examinations and online chat rooms during the subscription period. Audio-video course content, mock examinations and online chat rooms are not practical to be sold on standalone basis and have never been sold separately.

The Group earns revenues by providing online education services to customers pursuant to two types of revenue models - non-refundable course model and refundable course model. For online courses using the non-refundable course model, revenues are recognized on a straight line basis over the subscription period from the month in which the customers enroll in the courses to the month in which subscribed courses terminate. For online courses using the refundable course model, if the customers complete the courses and fail the professional exams and their scores are within a range provided for in the agreement, they are entitled to either a full refund or the right to retake the course. The customers must notify the Group within a 15 -30 day period after the professional examinations scores are released in order to be eligible for the refund or the right to retake the course. The proceeds from the refundable course model are initially recorded as "refundable fees". Revenues are recognized upon the expiration of the customers' right to receive a refund or ratably over the course period if the customer decides to retake the course before the expiration of such right.

Online education services - continued

Most of the course participants pay course fees via online payment systems provided by third parties including internet debit or credit card payment systems and other third-party payment systems, such as Alipay. Some customers may choose to enroll for online courses through the use of prepaid study cards which are purchased from distributors.

The Group sells to its distributors prepaid study cards at a discount to the face value of the cards. Revenues are recorded using the after-discount-selling-price of the cards and recognized over the period the online course is available to the customer, which generally is from the enrollment date to the completion of the relevant professional examination date. Sales of prepaid study cards that are not activated for course enrollment are recognized as revenues upon expiration of the cards. Prepaid study cards that have been activated but have not been used to enroll online courses do not have an expiry date and will be deferred until they are used to enroll in online courses. Customers who enroll with the Company directly are eligible to a refund within a 7-day trial period. Revenues from direct enrollment with the Company are recognized over the period from the lapse of the 7-day trial period to the completion of the relevant professional examination date.

The Group may, at times, offer volume discounts to its distributors for purchases over a specified amount of prepaid cards during a specified period of time, generally, one year. The amount of future rebates relating to these volume discounts cannot be reasonably estimated and accordingly a deferred revenue balance is recognized for the maximum potential amount of volume discount. If the number of purchases specified in the volume discount provisions is not reached upon the expiry of the volume discount period, the deferred revenue relating to such volume discount for each study card is recognized as revenue over the remaining period the online course is available to the user who enrolls using the study card or recognized as revenue immediately if the related online course has been completed. Proceeds allocated to the rebate study cards that have never been activated for course enrollment are recognized as revenues upon expiration of the cards.

The Group also provides student recruiting services and online platform to government agencies which use the Group's online platform to conduct continuing education services. The Group earns service fees as a percentage of total tuition fees based on the agreements entered into with the government agencies. Service fees received are initially recorded as deferred revenue and are recognized as revenue when course participants complete the stipulated study hours and take the examinations, or on a straight line basis over the subscription period based on the terms of the agreements.

For the years ended September 30,2010, 2011 and 2012, the Group recognized revenues before business tax and related surcharges in connection with expired study cards amounted to US$90, US$103 and US$113 respectively.

The online service is provided by Beijing Champion and its subsidiaries which are subject to approximately 3% business tax and related surcharges. The Group records revenues net of these taxes in the consolidated statements of operations. Such business tax and related surcharges for the years ended September 30, 2010, 2011 and 2012 were US$777, US$918 and US$1,331 respectively.

Books and reference materials

The Group sells books and reference materials to distributors and end users. Revenues relating to such sales are deferred until cash is collected. Inventory costs of products delivered to distributors for which revenues have been deferred are presented as "deferred costs" on the consolidated balance sheets.

The Group also sells books and reference materials together with study cards which allow the customers to take a certain number of on-line courses for no additional charge. These sales are considered arrangements with two deliverables, consisting of the delivery of books and reference material and the on-line courses service.

In October 2009, the FASB published FASB ASU 2009-13, Revenue Recognition (Topic 605) - Multiple-Deliverable Revenue Arrangements. The guidance establishes a selling price hierarchy for determining the selling price of a deliverable, which is based on: (a) vendor-specific objective evidence if available ("VSOE"); (b) third-party evidence ("TPE") if vendor-specific objective is not available; or (c) estimated selling price ("ESP") if neither vendor-specific objective evidence nor third-party evidence is available. The guidance required disclosures on how the application of the relative selling price method affects the timing and amount of revenue recognition. The Group prospectively adopted the guidance for multiple elements arrangements entered into on or after October 1, 2010 and allocates revenue to each deliverables based on their relative selling price. The adoption of the new guidance did not have a material impact on the Group's financial statements.

Other revenues

Other revenues include sales of offline education services, courseware production services, platform production services, and others.

Revenues from offline training are recognized when the training courses are provided. For offline training sponsored by government authorities, the tuition fees of the training participants are subsidized by the government. Qualified enrollments and the fees to be earned cannot be determined until the confirmation from government authorities regarding the number of students and fees is received by the Company, which is after the completion of services. Therefore, revenues from such services are recognized upon cash receipt or the receipt of confirmations from government authorities, whichever is earlier.

Revenues from sales of courseware, which are designed and developed pursuant to the requests from customers, are recognized when the courseware or platforms are accepted by the customers. The Company has no significant remaining obligation with respect to the courseware or platforms upon the acceptance of the customers.

From time to time, the Group enters into arrangement to provide the development and maintenance of online platforms to its customers. After the development of online platforms, the Group provides support and maintenance services. The development of online platform and the support and maintenance services have never been sold separately and they do not have standalone value to the customers. Accordingly, revenues from such arrangement is accounted as a single unit of accounting and recognized ratably over the support and maintenance services period.

Revenues from other services, including magazine content production, advertising and consulting services, are recognized over the period when such services are provided.

Value added taxes

Value added taxes

The Group is subject to PRC value added tax ("VAT") generally at a rate of 13% on proceeds received from customers for sales related to books and reference materials, which reduces revenues, and are entitled to an offset for VAT paid for the books and reference materials as well as a portion of VAT paid related to purchase of fixed assets.

By virtue of the VAT pilot reform scheme in Beijing, effective as of September 1, 2012, Champion Technology and Champion Education Technology are subject to VAT, instead of business tax, for their technical and consulting service, software licensing and course production services provided. The applicable VAT rates are 6% and 3% for Champion Technology and Champion Education Technology, respectively. Champion Technology is a VAT general taxpayer and the output VAT liability of Champion Technology is allowed to offset qualified input VAT paid to suppliers. On the other hand, Champion Education Technology is a VAT small-scale taxpayer and its output VAT liability is not allowed to offset its input VAT.

Net VAT balance between input VAT and output VAT is recorded in either other current liabilities or other current assets on the consolidated balance sheets.

Cost of sales

Cost of sales

Cost of online education services primarily includes the production costs of study cards, server and bandwidth leasing fees, lecturer fees, staff costs involved in the operation of online education services including network operation and maintenance, course production and tutor services and other direct costs of providing these services. These costs are expensed when incurred.

The cost of books and reference materials, including direct materials used for production of books, authorship fee and printing cost, are initially deferred and recorded as "deferred cost". The deferred costs are recognized as cost of sales when the related revenue is recognized upon cash receipt.

Advertising expenditure

Advertising expenditure

Advertising expenditure is expensed when incurred and are included in "selling expenses" in the consolidated statements of operations and comprehensive income (loss). Advertising expenses from continuing operations were US$1,123, US$2,204 and US$2,112, and those from discontinued operations were US$132, US$179 and US$26, for the years ended September 30, 2010, 2011 and 2012, respectively.

Shipping and handling costs

Shipping and handling costs

Shipping and handling costs of books and reference materials are classified as a component of "selling expenses" in the consolidated statements of operations and comprehensive income (loss). Shipping and handling costs classified as selling expenses from continuing operations were US$327, US$330 and US$252, and those from discontinued operations were US$4, US$8 and US$1, for the years ended September 30, 2010, 2011 and 2012, respectively.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics. The impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Share-based compensation

Share-based compensation

Share-based compensation with employees is measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period, with a corresponding addition to paid-in capital. The Group recognizes compensation expense over the vesting term on a straight-line basis with the amount of compensation expense recognized at any date not less than the portion of the grant-date value of the option vested at that date.

Share-based compensation with non-employee is measured based on the fair value of options at the earlier of the performance commitment date or the date at which the non-employee's performance is complete (hereafter referred to as the measurement date). The Group recognizes compensation expense using the graded vesting attribution method.

Share-based compensation awards which require the issuance of a variable number of shares to settle a fixed monetary amount are accounted for as liabilities.

Net income per share

Net income per share

Basic net income per share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Nonvested restricted shares are also participating securities as they enjoy identical dividend rights as ordinary shares. Accordingly, the Group uses the two-class method whereby undistributed net income is allocated on a pro rata basis to each participating share to the extent that each class may share in income for the period. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The dilutive effect of outstanding share-based awards is reflected in the diluted net income per share by application of the treasury stock method.

Business combinations

Business combinations

Business combinations are recorded using the acquisition method of accounting. On October 1, 2009, the Group adopted a new accounting pronouncement with prospective application which made certain changes to the previous authoritative literature on business combinations. From October 1, 2009, the assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Previously, any non-controlling interest was reflected at historical cost. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, from October 1, 2009 the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings. For periods prior to October 1, 2009 contingent consideration was not recorded until the contingency was resolved.

In addition, upon the adoption of the accounting pronouncement regarding noncontrolling interests (see note 17), from October 1, 2009, changes in a parent's ownership interest while the parent retains its controlling financial interest in its subsidiary are accounted for as equity transaction. Therefore, no gain or loss would be recognized and any difference between the fair value of the consideration received or paid and the amount by which the noncontrolling interest is adjusted is recognized in equity to the parent.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) includes net income and foreign currency translation adjustments and is reported in the consolidated statements of comprehensive income.

The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding the presentation of comprehensive income, which was adopted by the Group on October 1, 2011.

Significant Risks and Uncertainties

Significant risks and uncertainties

Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Group from the continuing operations and discontinued operations included aggregate amounts of US$16,716 and US$36,360, which were denominated in RMB, at September 30, 2011 and 2012, respectively, representing 32.8% and 73.1% of the cash and cash equivalents at September 30, 2011 and 2012, respectively.

Concentration of credit risk

Financial instrument that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, accounts receivable and funds receivable. As of September 30, 2012, substantially all of the Group's cash and cash equivalents were deposited in financial institutions located in the PRC and Hong Kong. Accounts receivable are typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances. Funds receivable are unsecured and are held by external payment networks who collect fees from customers through online payment networks. The funds are transferred to the Group within one to three businness days after payments are received by external payment networks. To mitigate the credit risk, the Group only engages large scale and reputable payment networks to collect fees on its behalf. The Group also monitors the timeliness and accuracy of funds transfer by the external payment networks and the credit worthiness of the external payment networks.

There are no revenues from customers which individually represent greater than 10% of the total net revenues for any year of the three years period ended September 30, 2012.

Primarily due to the long payment cycles of government agencies, the Group had two customers that accounted for 28.4% and 12.6% of the Group's accounts receivable balances as of September 30, 2011, respectively, and only one customer that accounted for 43.7% of the Group's accounts receivable balances as of September 30, 2012.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In May 2011, the Financial Accounting Standard Board ("FASB") issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

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Highest-and-best-use and valuation-premise concepts for nonfinancial assets - the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•

Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk - the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

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Premiums or discounts in fair value measure - the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity's holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market's normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

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Fair value of an instrument classified in a reporting entity's stockholders' equity - the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders' equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•	Disclosures about fair value measurements - the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(i)	For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group does not expect the adoption of this guidance to have a significant effect on its consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before the pronouncement issued in June 2011. The Group chose to early adopted these pronouncements. The presentation of comprehensive income was retrospectively applied for all the periods presented. The adoption of this guidance did not have a significant effect on the Company's consolidated financial statements.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity's financial statements for the most recent annual or interim period have not yet been issued. The Group does not expect the adoption of this pronouncement to have a significant impact on its financial condition or results of operations.

In December 2011, the FASB has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group does not expect the adoption of this pronouncement to have a significant impact on its financial condition or results of operations.

In July 2012, the FASB issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the pronouncement, entities testing indefinite-lived intangible assets for impairment would have the option of performing a qualitative assessment before calculating the fair value of the asset. If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The Group does not expect the adoption of this pronouncement to have a significant impact on its consolidated financial condition or results from operations.